SEGMENT AND GEOGRAPHICAL INFORMATION (Operating Results of Reportable Segments) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Segment Reporting Information [Line Items]
Revenue	$ 126,126	$ 164,492
Depreciation and amortization	1,029	828
Net profit (loss)	(10,098)	(657)
Total assets	113,427	82,452	$ 123,447
Corporate [Member]
Segment Reporting Information [Line Items]
Revenue
Depreciation and amortization	41	21
Net profit (loss)	(1,345)	(2,841)
Total assets	16,144	348
Airport Security and Other Aviation Services [Member]
Segment Reporting Information [Line Items]
Revenue	113,840	152,622
Depreciation and amortization	670	665
Net profit (loss)	(10,130)	(1,609)
Total assets	60,077	70,890
Technology [Member]
Segment Reporting Information [Line Items]
Revenue	12,286	11,870
Depreciation and amortization	318	142
Net profit (loss)	1,377	3,793
Total assets	$ 37,206	$ 11,214